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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 10-D

                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(D) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

 For the monthly distribution period from February 1, 2007 to February 28, 2007

                    Commission File Number of issuing entity:
                                  333-131211-18

                           RAMP SERIES 2007-RS1 TRUST
                (Exact name of issuing entity as specified in its
                                    charter)

                 Commission File Number of depositor: 333-131211

                    RESIDENTIAL ASSET MORTGAGE PRODUCTS, INC.
              (Exact name of depositor as specified in its charter)

                        RESIDENTIAL FUNDING COMPANY, LLC
               (Exact name of sponsor as specified in its charter)

                     New York                                        None
 (State or other jurisdiction of incorporation or            (I.R.S. Employer
       organization of the issuing entity)                   Identification No.)

c/o Residential Funding Company,LLC, as Master Servicer
         8400 Normandale Lake Boulevard
          Minneapolis, Minnesota 55437                               55437
    (Address of principal executive offices of                       (Zip Code)
                 issuing entity)


                                 (952) 857-7000
                     (Telephone number, including area code)

                                       N/A
           (Former name, former address, if changed since last report)


           Title of Class            Registered/reported pursuant to (check one)        Name of exchange
                                                                                       (If Section 12(b))
                                        Section       Section    Section 15(d)
                                         12(b)         12(g)
Mortgage Asset-Backed Pass-Through
Certificates, Series 2007-RS1, in
the classes specified herein             [___]         [___]         [ X ]               _______________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes X No __


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


                        PART I - DISTRIBUTION INFORMATION

ITEM 1 - DISTRIBUTION AND POOL PERFORMANCE INFORMATION.

        The  response  to  Item 1 is set  forth  in part  herein  and in part in
Exhibit 99.1.

        Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.1 is included in the Prospectus Supplement relating to the RAMP Mortgage Asset-Backed Pass-Through Certificates, Series 2007-RS1 (the "Certificates"), dated March 7, 2007, and related Prospectus dated December 4, 2006 (collectively, the "Prospectus"), of the RAMP Series 2007-RS1 Trust (the "Issuing Entity") filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933. The following classes of Certificates were offered under the Prospectus:
Class A-1, Class A-2, Class A-3, Class A-4, Class A-5, Class M-1, Class M-2, Class M-3, Class M-4, Class M-5, Class M-6, Class M-7, Class M-8, Class M-9 and Class M-10.

                           PART II - OTHER INFORMATION

ITEM 2 - LEGAL PROCEEDINGS

Nothing to report.

ITEM 3 - SALES OF SECURITIES AND USE OF PROCEEDS.

On the closing date of the issuance of the Certificates, the Class SB Certificates were sold to a limited number of qualified institutional buyers, institutional accredited investors or non-United States persons in transactions exempt from registration under the Securities Act of 1933 (the "Act") pursuant to Regulation D, Regulation S or Rule 144A under the Act.

ITEM 4 - DEFAULTS UPON SENIOR SECURITIES.

Nothing to report.

ITEM 5 - SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Nothing to report.

ITEM 6 - SIGNIFICANT OBLIGORS OF POOL ASSETS.

Inapplicable.

ITEM 7 - SIGNIFICANT ENHANCEMENT PROVIDER INFORMATION.

Nothing to report.

ITEM 8 - OTHER INFORMATION.
Nothing to report.


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


ITEM 9 - EXHIBITS

        (a) Documents filed as part of this report.

Exhibit 99.1    March 2007 Monthly Statement to Certificateholders

        (b) Exhibits required by Form 10-D and Item 601 of Regulation S-K.

Exhibit 10.1 Pooling and Servicing Agreement, dated as of February 1, 2007, among Residential Asset Mortgage Products, Inc., as depositor, Residential Funding Company, LLC, as master servicer, and LaSalle Bank National Association, as trustee and supplemental interest trust trustee (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on March 23, 2007).

Exhibit 10.2 Assignment and Assumption Agreement, dated as of March 9, 2007, between Residential Funding Company, LLC and Residential Funding Mortgage Securities I, Inc. (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on March 23, 2007).

Exhibit 10.3 Confirmation, dated as of March 9, 2007 between Deutsche Bank AG, New York Branch, as Swap Counterparty, and LaSalle Bank National Association, as supplemental interest trust trustee on behalf of the RAMP Series 2007-RS1 Supplemental Interest Trust (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on March 23, 2007).

Exhibit 10.4 Confirmation, dated as of March 9, 2007, between Deutsche Bank AG, New York Branch, as Swap Counterparty, and LaSalle Bank National Association, as supplemental interest trust trustee on behalf of the RAMP Series 2007-RS1 Supplemental Interest Trust (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on March 23, 2007).

Exhibit 10.5 Confirmation, dated as of March 9, 2007 between The Bank of New York, as Yield Maintenance Agreement Provider, and LaSalle Bank National Association, as trustee on behalf of the RAMP Series 2007-RS1 Supplemental Interest Trust (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on March 23, 2007).

Exhibit 99.1    March 2007 Monthly Statement to Certificateholders


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


                                   SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


Dated:  March 26, 2007



                           RAMP Series 2007-RS1 Trust
                           (Issuing entity)

                                    By:  Residential Funding Company, LLC,
                                         as Master Servicer


                                            By:  /s/ Darsi Meyer
                                                 Name:   Darsi Meyer
                                                 Title:  Director


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


              EXHIBIT 99.1--MONTHLY STATEMENT TO CERTIFICATEHOLDERS


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